Boston Common ESG Impact International Fund
Boston Common ESG Impact International Fund
Investment Objective
The Boston Common ESG Impact International Fund (the “International Fund”) seeks long-term capital appreciation.
Fees and Expenses of the International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Common ESG Impact International Fund Boston Common ESG Impact International
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Common ESG Impact International Fund Boston Common ESG Impact International
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.04%

Example
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Boston Common ESG Impact International Fund | Boston Common ESG Impact International | USD ($)	106	331	574	1,271

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above example, affect the International Fund’s performance.  During the most recent fiscal year ended September 30, 2018, the International Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) seeks to preserve and build capital over the long term through investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADRs”) of companies we believe are high quality (lower debt/total capital, earnings stability and stable cash flow), sustainable and undervalued.  We seek companies with sound governance and histories of responsible financial management that we believe are capable of consistent, visible profitability over a long time horizon.  We look for indicators of quality in firms if they are experiencing superior growth and operating successfully in their respective economic sectors.  We measure a firm’s growth by comparing its products or services or improving competitive conditions among its peers.  We then determine whether any of the individual firms appear to be trading at discounts to their intrinsic value.  Here our research-driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process.  We believe markets typically misvalue the risks and opportunities presented by ESG factors, both in terms of the timing and the magnitude of outcomes.  We believe shareowner engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long-term in its focus.

Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance.  We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts.  We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long-term.  We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited.  We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions.  We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally.  We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity.  As a result, we believe ESG research helps improve portfolio quality and financial return potential.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.

We use our voice as a shareowner to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels.  These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process.  Through this effort, we seek to encourage a company’s management toward greater transparency, accountability, disclosure and commitment to ESG issues.

The International Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of non‑U.S. companies that meet the Adviser’s ESG criteria.  The International Fund may invest in preferred stocks as well as in securities that are convertible into common stocks.  The International Fund may also invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  Up to 10% of the International Fund’s total assets may be invested in securities of companies located in emerging markets.  The International Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the International Fund.  The following risks could affect the value of your investment in the International Fund:

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Market and Regulatory Risk:  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchaed or less than it was worth at an earlier time.

•	Management Risk: Boston Common may fail to implement the International Fund’s investment strategies or meet its investment objective.

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Foreign Securities and Emerging Markets Risk:  Foreign securities are typically subject to increased risks as compared to U.S. securities, and include risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards as U.S. issuers, (4) greater volatility; and (5) currency fluctuations.  These risks may be greater in emerging market countries.

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Depositary Receipt Risk:  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

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Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Sustainability (ESG) Policy Risk:  The International Fund’s ESG policy could cause the International Fund to perform differently compared to similar funds that do not have such a policy.  This ESG policy may result in the International Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.  The International Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.

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Regional Risk:  Since the International Fund may invest a significant portion of its assets in companies in a specific region, including Europe, the International Fund is subject to greater risks of adverse developments in that region than a fund that is more broadly diversified geographically.  Current political uncertainty surrounding the European Union (“EU”) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Performance
The following performance information provides some indication of the risks of investing in the International Fund.  The bar chart below illustrates how the International Fund’s total returns have varied from year‑to‑year.  The table below illustrates how the International Fund’s average annual total returns for the 1-year, 5-year and since-inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.  The International Fund’s past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the International Fund’s website at www.bostoncommonfunds.com.

Calendar Year Total Return As of December 31,

Highest Quarterly Return:	Q1, 2012	11.99%

Lowest Quarterly Return:	Q3, 2011	-19.11%

Average Annual Total Return as of December 31, 2018
Average Annual Returns - Boston Common ESG Impact International Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Boston Common ESG Impact International	Return Before Taxes	(13.45%)	(0.26%)	2.15%	Dec. 29, 2010
After Taxes on Distributions | Boston Common ESG Impact International	Return After Taxes on Distributions	(13.57%)	(0.51%)	1.93%
After Taxes on Distributions and Sale of Fund Shares | Boston Common ESG Impact International	Return After Taxes on Distributions and Sale of Fund Shares	(7.59%)	(0.04%)	1.81%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(13.79%)	0.53%	3.36%	Dec. 29, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of International Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.